Quarterly Holdings Report
for
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
July 31, 2024
NUD-NPRT3-0924
1.9908947.101
Common Stocks - 93.0%
	Shares	Value ($)
Australia - 2.1%
Aristocrat Leisure Ltd.	131	4,645
ASX Ltd.	75	3,187
Brambles Ltd.	2,365	24,065
Cochlear Ltd.	88	19,855
Commonwealth Bank of Australia	60	5,395
Fortescue Ltd.	284	3,505
Goodman Group unit	195	4,476
Imdex Ltd.	1,927	2,886
Macquarie Group Ltd.	338	46,373
Mineral Resources Ltd.	276	9,797
Pilbara Minerals Ltd.	2,606	4,993
QBE Insurance Group Ltd.	1,405	16,612
REA Group Ltd.	76	10,170
Suncorp Group Ltd.	2,591	30,177
Transurban Group unit	4,811	40,931
WiseTech Global Ltd.	85	5,284
Woodside Energy Group Ltd.	3,385	61,386
TOTAL AUSTRALIA		293,737
Austria - 0.2%
Mondi PLC	381	7,447
OMV AG	394	16,502
Verbund AG	62	4,965
TOTAL AUSTRIA		28,914
Belgium - 0.9%
Azelis Group NV	1,011	19,148
Fagron NV	143	2,947
KBC Ancora	334	16,266
KBC Group NV	1,157	89,705
TOTAL BELGIUM		128,066
Brazil - 0.4%
Wheaton Precious Metals Corp.	872	52,137
Canada - 10.6%
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,888	116,386
Andlauer Healthcare Group, Inc.	387	11,476
Aritzia, Inc. (a)	141	4,628
Bank of Montreal	821	69,247
Brookfield Asset Management Ltd. Class A	131	5,718
Brookfield Corp. (Canada) Class A	1,411	68,810
CAE, Inc. (a)	2,658	48,361
Cameco Corp.	724	32,953
Canadian Imperial Bank of Commerce	1,119	57,869
Canadian National Railway Co.	522	60,429
Canadian Natural Resources Ltd.	824	29,256
Canadian Pacific Kansas City Ltd.	1,454	121,931
CCL Industries, Inc. Class B	48	2,611
Computer Modelling Group Ltd.	781	7,840
Constellation Software, Inc.	26	82,036
Definity Financial Corp.	663	23,060
Dollarama, Inc.	344	32,249
Dye & Durham Ltd.	850	8,151
Enbridge, Inc.	1,218	45,583
Franco-Nevada Corp.	353	45,490
Intact Financial Corp.	171	31,075
Metro, Inc.	147	8,754
North West Co., Inc.	224	7,254
Nutrien Ltd.	839	43,030
Parkland Corp.	429	12,034
Pason Systems, Inc.	1,446	17,134
Pet Valu Holdings Ltd.	216	4,269
PrairieSky Royalty Ltd.	1,766	35,495
Real Matters, Inc. (a)	413	2,279
Restaurant Brands International, Inc.	169	11,833
Richelieu Hardware Ltd.	419	12,376
Royal Bank of Canada	1,001	111,856
Shopify, Inc. Class A (a)	842	51,570
Stella-Jones, Inc.	136	9,150
Sun Life Financial, Inc.	1,516	75,259
Suncor Energy, Inc.	609	24,322
The Toronto-Dominion Bank	1,405	82,968
Thomson Reuters Corp.	135	21,878
TMX Group Ltd.	1,544	46,924
Triple Flag Precious Metals Corp.	116	1,795
TOTAL CANADA		1,485,339
China - 0.0%
BOC Hong Kong (Holdings) Ltd.	1,500	4,368
Denmark - 2.9%
A.P. Moller - Maersk A/S Series A	2	3,249
Carlsberg A/S Series B	59	7,125
Novo Nordisk A/S Series B	2,697	357,333
Novonesis (NOVOZYMES) B Series B	27	1,719
ORSTED A/S (a)(b)	111	6,606
Pandora A/S	94	14,736
Vestas Wind Systems A/S (a)	311	7,696
TOTAL DENMARK		398,464
Finland - 0.9%
Elisa Corp. (A Shares)	275	12,804
Kesko Oyj	262	4,735
Metso Corp.	1,088	11,042
Neste OYJ	277	5,591
Nokia Corp.	3,806	14,957
Nordea Bank Abp	2,044	23,963
Sampo Oyj (A Shares)	589	25,797
Stora Enso Oyj (R Shares)	571	7,131
UPM-Kymmene Corp.	294	9,714
Wartsila Corp.	608	12,538
TOTAL FINLAND		128,272
France - 8.3%
Air Liquide SA	357	65,138
Airbus Group NV	594	89,888
Alten SA	254	27,984
ARGAN SA	33	2,696
AXA SA	2,425	85,141
BNP Paribas SA	662	45,356
Capgemini SA	323	64,123
Compagnie Generale des Etablissements Michelin SCA Series B	1,392	55,108
Covivio	369	19,065
Danone SA	389	25,271
Dassault Systemes SA	1,320	50,040
Edenred SA	638	26,590
Elis SA	181	4,188
EssilorLuxottica SA	208	47,655
Eurazeo SA	203	15,994
Exclusive Networks SA (a)	246	6,190
Gecina SA	63	6,252
Hermes International SCA	1	2,189
Kering SA	14	4,300
L'Oreal SA	126	54,488
Lectra	478	13,476
Legrand SA	256	27,660
LVMH Moet Hennessy Louis Vuitton SE	245	172,814
Publicis Groupe SA	35	3,654
Rexel SA	886	22,553
Societe Generale Series A	84	2,179
Stef SA	39	5,664
Thales SA	86	13,677
Thermador Groupe SA	56	4,624
TotalEnergies SE	2,845	191,942
TOTAL FRANCE		1,155,899
Germany - 7.0%
adidas AG	15	3,755
Allianz SE	141	39,715
Deutsche Borse AG	455	93,170
GEA Group AG	255	11,271
Hannover Reuck SE	250	62,148
Henkel AG & Co. KGaA	475	36,804
Infineon Technologies AG	1,194	41,477
Instone Real Estate Group BV (b)	222	2,268
Knorr-Bremse AG	117	9,409
LEG Immobilien AG	85	7,438
Merck KGaA	360	64,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	161	79,385
Nexus AG	190	11,392
Puma AG	149	7,402
Rheinmetall AG	164	89,419
SAP SE	1,445	305,502
Siemens AG	463	84,774
Siemens Healthineers AG (b)	225	12,085
Stabilus Se	66	3,232
Symrise AG	34	4,296
Zalando SE (a)(b)	357	9,161
TOTAL GERMANY		978,700
Hong Kong - 0.6%
AIA Group Ltd.	6,594	44,106
Hang Seng Bank Ltd.	700	8,588
Hong Kong Exchanges and Clearing Ltd.	3	88
MTR Corp. Ltd.	1,297	4,200
Prudential PLC	2,103	18,978
TOTAL HONG KONG		75,960
India - 0.2%
Reliance Industries Ltd. GDR (b)	381	27,470
Indonesia - 0.0%
PT Bank Central Asia Tbk	7,389	4,669
Ireland - 0.8%
AerCap Holdings NV	124	11,650
Bank of Ireland Group PLC	1,378	15,622
Cairn Homes PLC	3,126	6,390
Cairn Homes PLC	1,983	4,056
Kerry Group PLC Class A	279	26,088
Kingspan Group PLC (Ireland)	502	46,940
TOTAL IRELAND		110,746
Israel - 0.3%
Elbit Systems Ltd. (Israel)	53	9,473
Ituran Location & Control Ltd.	143	3,785
NICE Ltd. (a)	11	1,996
NICE Ltd. sponsored ADR (a)	84	15,204
Wix.com Ltd. (a)	68	10,603
TOTAL ISRAEL		41,061
Italy - 2.1%
Enel SpA	368	2,627
Eni SpA	1,532	24,512
Generali	3,050	78,990
Industrie de Nora SpA	119	1,378
Intesa Sanpaolo SpA	6,605	26,822
Moncler SpA	297	17,704
Prada SpA	3,071	22,169
Prysmian SpA	215	14,785
Recordati SpA	269	14,658
UniCredit SpA	2,248	92,336
TOTAL ITALY		295,981
Japan - 16.3%
Advantest Corp.	200	8,852
Ajinomoto Co., Inc.	1,361	56,053
Asahi Kasei Corp.	3,378	24,360
Asics Corp.	400	6,609
Azbil Corp.	2,000	58,583
BayCurrent Consulting, Inc.	196	5,947
Bridgestone Corp.	1,462	59,611
Capcom Co. Ltd.	396	8,464
Chugai Pharmaceutical Co. Ltd.	200	8,729
CTS Co. Ltd.	600	3,336
Curves Holdings Co. Ltd.	1,618	8,932
Daiichi Sankyo Co. Ltd.	406	16,535
Daiwa Securities Group, Inc.	5,297	43,733
DENSO Corp.	2,200	36,078
Eisai Co. Ltd.	301	11,479
Elan Corp.	507	3,117
ENEOS Holdings, Inc.	1,499	7,854
FANUC Corp.	832	24,666
FUJIFILM Holdings Corp.	3,492	83,026
Fujitsu Ltd.	2,890	52,483
Hankyu Hanshin Holdings, Inc.	947	27,214
Hitachi Ltd.	6,750	145,845
Hoya Corp.	863	108,135
Ibiden Co. Ltd.	757	29,526
Isuzu Motors Ltd.	800	10,822
Itochu Corp.	2,181	111,849
JFE Holdings, Inc.	678	9,932
KDDI Corp.	946	28,465
Komatsu Ltd.	400	11,371
Koshidaka Holdings Co. Ltd.	592	3,999
Kubota Corp.	494	7,102
LY Corp.	1,100	2,752
Marubeni Corp.	1,339	25,200
Minebea Mitsumi, Inc.	298	7,168
Misumi Group, Inc.	600	11,144
Mitsubishi Chemical Group Corp.	400	2,363
Mitsubishi Electric Corp.	300	4,999
Mitsubishi Heavy Industries Ltd.	8,840	105,957
Mitsubishi UFJ Financial Group, Inc.	6,000	69,302
Mizuho Financial Group, Inc.	500	11,430
NEC Corp.	97	8,396
Nintendo Co. Ltd.	100	5,526
Nitto Denko Corp.	100	8,683
Nitto Kohki Co. Ltd.	200	3,084
NOF Corp.	400	5,763
Nomura Holdings, Inc.	2,597	16,012
Nomura Research Institute Ltd.	639	19,920
OMRON Corp.	362	13,428
Oriental Land Co. Ltd.	278	7,959
ORIX Corp.	1,292	31,253
Pan Pacific International Holdings Ltd.	200	5,262
ProNexus, Inc.	700	6,061
Recruit Holdings Co. Ltd.	1,606	92,093
Renesas Electronics Corp.	4,035	69,498
Ricoh Co. Ltd.	2,200	20,480
San-Ai Obbli Co. Ltd.	200	2,760
Seiko Epson Corp.	700	12,117
Sekisui House Ltd.	1,000	25,056
SG Holdings Co. Ltd.	1,191	12,112
Shin-Etsu Chemical Co. Ltd.	2,423	107,656
SoftBank Corp.	1,974	25,750
SoftBank Group Corp.	499	30,495
Softcreate Co. Ltd.	200	2,398
Software Service, Inc.	100	9,366
Sompo Holdings, Inc.	995	22,688
Sony Group Corp.	541	48,051
SWCC Showa Holdings Co. Ltd.	100	3,034
Sysmex Corp.	903	14,783
TDK Corp.	99	6,906
TIS, Inc.	621	13,390
Tokio Marine Holdings, Inc.	3,613	141,749
Tokyo Electron Ltd.	288	60,263
Tokyo Gas Co. Ltd.	97	2,125
Tokyo Seimitsu Co. Ltd.	100	6,972
Tokyu Corp.	800	9,692
Toray Industries, Inc.	5,769	29,993
Toyota Motor Corp.	2,324	44,646
USS Co. Ltd.	928	8,400
YAKUODO Holdings Co. Ltd.	200	3,785
Yamaha Motor Co. Ltd.	3,224	30,022
Yokogawa Electric Corp.	976	24,705
TOTAL JAPAN		2,275,354
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	207	12,679
Netherlands - 5.0%
Akzo Nobel NV	382	23,620
ASM International NV (Netherlands)	56	38,400
ASML Holding NV (Netherlands)	458	421,564
BE Semiconductor Industries NV	110	14,185
IMCD NV	424	61,030
ING Groep NV (Certificaten Van Aandelen)	325	5,899
Koninklijke Ahold Delhaize NV	179	5,767
Koninklijke Heijmans NV (Certificaten Van Aandelen)	197	5,693
Koninklijke KPN NV	5,984	23,578
TKH Group NV (bearer) (depositary receipt)	70	3,061
Universal Music Group NV	343	8,172
Wolters Kluwer NV	499	83,761
TOTAL NETHERLANDS		694,730
New Zealand - 0.1%
Meridian Energy Ltd.	2,263	8,754
Xero Ltd. (a)	53	4,789
TOTAL NEW ZEALAND		13,543
Norway - 0.9%
DNB Bank ASA	407	8,412
Equinor ASA	1,290	34,159
Gjensidige Forsikring ASA	746	12,622
Kongsberg Gruppen ASA	449	45,103
Norsk Hydro ASA	2,183	12,109
Orkla ASA	1,604	13,540
TOTAL NORWAY		125,945
Portugal - 0.2%
Galp Energia SGPS SA	1,412	29,730
Singapore - 0.6%
CapitaLand Investment Ltd.	9,233	18,650
Keppel Ltd.	5,496	27,301
STMicroelectronics NV (France)	545	18,049
United Overseas Bank Ltd.	1,027	24,855
TOTAL SINGAPORE		88,855
South Africa - 0.1%
Anglo American PLC (United Kingdom)	629	19,069
Spain - 1.5%
Amadeus IT Holding SA Class A	916	60,214
Banco Bilbao Vizcaya Argentaria SA	269	2,819
Banco de Sabadell SA	3,657	7,726
Banco Santander SA (Spain)	15,560	75,064
CaixaBank SA	2,374	13,846
Cellnex Telecom SA (b)	444	15,485
Fluidra SA	124	2,762
Iberdrola SA	555	7,331
Industria de Diseno Textil SA	103	5,005
Redeia Corp. SA	915	16,211
TOTAL SPAIN		206,463
Sweden - 3.5%
Addlife AB	216	3,171
AddTech AB (B Shares)	1,727	55,636
ASSA ABLOY AB (B Shares)	1,255	38,220
Atlas Copco AB (A Shares)	8,442	150,248
Autoliv, Inc.	205	20,734
Bergman & Beving AB (B Shares)	290	8,584
Boliden AB	931	28,393
Dometic Group AB (b)	239	1,640
Epiroc AB:
(A Shares)	1,486	27,737
(B Shares)	643	10,802
EQT AB	298	9,653
Evolution AB (b)	49	4,747
H&M Hennes & Mauritz AB (B Shares)	244	3,788
Hemnet Group AB	411	15,190
Indutrade AB	1,209	35,494
INVISIO AB	471	10,995
John Mattson Fastighetsforetagen AB (a)	377	2,218
Lagercrantz Group AB (B Shares)	501	8,449
Svenska Cellulosa AB SCA (B Shares)	1,145	15,567
Svenska Handelsbanken AB (A Shares)	972	9,811
Tele2 AB (B Shares)	827	8,510
Telia Co. AB	2,656	7,721
Volvo AB (A Shares)	142	3,689
TOTAL SWEDEN		480,997
Switzerland - 3.0%
ABB Ltd. (Reg.)	1,513	83,982
Banque Cantonale Vaudoise	12	1,277
Clariant AG (Reg.)	201	2,993
Compagnie Financiere Richemont SA Series A	290	44,234
DSM-Firmenich AG	136	17,375
Givaudan SA	6	29,441
Kuehne & Nagel International AG	99	30,735
Logitech International SA (Reg.)	165	14,884
Novartis AG	76	8,484
Partners Group Holding AG	18	24,291
SGS SA (Reg.)	114	12,481
Sig Group AG	1,237	26,001
Swiss Life Holding AG	15	11,515
Tecan Group AG	50	18,639
VAT Group AG (b)	20	10,032
Zurich Insurance Group Ltd.	160	88,080
TOTAL SWITZERLAND		424,444
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,823	141,308
United Kingdom - 12.8%
3i Group PLC	2,462	99,048
AstraZeneca PLC (United Kingdom)	894	142,031
Aviva PLC	4,389	28,223
B&M European Value Retail SA	837	5,037
BAE Systems PLC	12,924	215,548
Barclays PLC	3,209	9,596
Barratt Developments PLC	4,104	27,783
Beazley PLC	2,071	18,197
Berkeley Group Holdings PLC	221	14,427
Burberry Group PLC	382	3,823
Clarkson PLC	47	2,740
Coca-Cola Europacific Partners PLC	135	9,959
Compass Group PLC	3,871	119,208
Croda International PLC	154	8,002
DCC PLC (United Kingdom)	426	29,354
Diageo PLC	1,861	57,905
Diploma PLC	382	21,843
Flutter Entertainment PLC (a)	143	28,264
Halma PLC	580	19,848
Hill & Smith Holdings PLC	165	4,879
Howden Joinery Group PLC	1,348	16,298
HSBC Holdings PLC (United Kingdom)	5,176	47,071
Informa PLC	1,601	17,890
InterContinental Hotel Group PLC	264	26,597
InterContinental Hotel Group PLC ADR	735	74,478
Intertek Group PLC	140	9,089
J Sainsbury PLC	3,974	14,070
JD Sports Fashion PLC	2,909	4,921
Kingfisher PLC	4,354	15,479
Legal & General Group PLC	613	1,826
Lloyds Banking Group PLC	97,377	74,391
London Stock Exchange Group PLC	943	114,787
Mears Group PLC	749	3,486
Melrose Industries PLC	360	2,725
NatWest Group PLC	1,966	9,328
On The Beach Group PLC (b)	1,107	2,092
RELX PLC (London Stock Exchange)	2,937	138,619
Rentokil Initial PLC	859	5,245
Rightmove PLC	2,432	18,015
Sabre Insurance Group PLC (b)	986	2,008
Sage Group PLC	5,949	83,054
Schroders PLC	2,472	12,483
Segro PLC	1,677	19,743
SigmaRoc PLC (a)	5,333	4,970
Spectris PLC	1,272	49,678
SSE PLC	426	10,298
Standard Chartered PLC (United Kingdom)	4,478	44,235
Synthomer PLC (a)	22	75
Taylor Wimpey PLC	3,269	6,697
Unilever PLC	1,307	80,321
WPP PLC	526	5,074
TOTAL UNITED KINGDOM		1,780,758
United States of America - 10.5%
Alcon, Inc. (Switzerland)	715	67,920
CDW Corp.	60	13,087
CRH PLC	2,011	172,343
CSL Ltd.	17	3,443
CyberArk Software Ltd. (a)	22	5,640
Experian PLC	1,771	83,601
Ferguson PLC	283	62,703
GE Vernova LLC	140	24,954
GSK PLC	1,568	30,449
Holcim AG	386	36,072
ICON PLC (a)	64	21,020
James Hardie Industries PLC CDI (a)	16	572
Linde PLC	452	204,982
Marsh & McLennan Companies, Inc.	433	96,373
MasterCard, Inc. Class A	102	47,298
Microsoft Corp.	71	29,703
Moody's Corp.	136	62,081
Morningstar, Inc.	41	13,024
Nestle SA (Reg. S)	65	6,584
S&P Global, Inc.	216	104,702
Schneider Electric SA	512	123,410
Shell PLC:
ADR	1,199	87,791
(London)	1,009	36,792
Sherwin-Williams Co.	147	51,568
Swiss Re Ltd.	286	35,337
Thermo Fisher Scientific, Inc.	7	4,293
Visa, Inc. Class A	148	39,319
TOTAL UNITED STATES OF AMERICA		1,465,061
Zambia - 0.1%
First Quantum Minerals Ltd.	1,146	14,028
TOTAL COMMON STOCKS (Cost $11,586,778)		12,982,747

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Germany - 0.1%
Henkel AG & Co. KGaA	46	3,938
Sartorius AG (non-vtg.)	37	10,519

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,646)		14,457

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $940,695)	940,507	940,695

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $12,543,119)	13,937,899
NET OTHER ASSETS (LIABILITIES) - 0.1% (d)	18,295
NET ASSETS - 100.0%	13,956,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	7	Sep 2024	836,395	5,224	5,224

The notional amount of futures purchased as a percentage of Net Assets is 6.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,594 or 0.7% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $26,087 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	246,454	5,447,702	4,753,455	18,078	(6)	-	940,695	0.0%
Total	246,454	5,447,702	4,753,455	18,078	(6)	-	940,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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